Cover	Apr. 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity File Number	001-40965
Entity Registrant Name	LAVA MEDTECH ACQUISITION CORP.
Entity Central Index Key	0001855450
Entity Tax Identification Number	86-2973712
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 Wyman Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	530-3868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	LVACU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LVAC
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at a price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at a price of $11.50 per share
Trading Symbol	LVACW
Security Exchange Name	NASDAQ